Goodwill and intangible assets, net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 20,133
2027	16,692
2028	11,367
2029	2,619
2030	1,386
Thereafter	188
Intangible assets, net	$ 52,385	$ 59,212